Cover	1 Months Ended
Aug. 12, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	DT CLOUD ACQUISITION CORPORATION
Entity Central Index Key	0001944212
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Ms. Olivia Wenxi He
Entity Address, Address Line Two	30 Orange Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WC2H 7HF
City Area Code	+44
Local Phone Number	7918725316
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false